ACQUISITION - Schedule of Business Acquisition Pro Forma Information (Details) (USD $)			9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 CyberFone Systems	Sep. 30, 2012 CyberFone Systems
Intangible assets			$ 1,135,512
Goodwill	2,144,488		2,144,488
Net purchase price			3,280,000
Pro forma revenues			8,135,479	7,609,950
Pro forma income (loss) from operations			255,766	(963,396)
Pro forma net income (loss)			$ 480,819	$ (2,257,312)
Pro forma income (loss) per share			$ 0.11	$ (0.83)
Pro forma diluted income (loss) per share			$ 0.11	$ (0.83)